LIABILITY FOR ROYALTIES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2021
LIABILITY FOR ROYALTIES PAYABLE
Schedule of reconciliation of changes in liability for royalties payable

	December 31,	December 31,
	2021	2020
At January 1	1,596	1,606
Principal Payments	(488)	—
Exchange rate differences	(82)	189
Amounts recognized as an offset from research and development expenses	(258)	—
Revaluation of the liability	600	(199)
As of December 31	1,368	1,596